Share Capital - Additional Information (Detail) - BHP Group Limited [member] - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares issued	5,710,261			3,497,366	4,400,000
BHP Group Limited Employee Equity Trust and Solium Capital (Australia) Pty Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued			2,919,231	3,497,366	4,400,000
Shares issued price per shares			$ 43.52	$ 40.51	$ 52.99
BHP Group Limited Employee Equity Trust and Computershare Nominees CI Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,791,030
Shares issued price per shares		$ 43.79